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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110
Address of principal executive offices) (Zip code)

Diana J. Kenneally
US Bank Corporate Trust Services
One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:617-603-6406

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A)	Amortized Cost (Notes 1 and 2)
	COLLEGE AND UNIVERSITY LOANS (94.5%)
	ALABAMA
$75	Alabama Agricultural and Mechanical University	3.000-3.750	07/01/2005	10.25	$70
1,465	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	981
1,650	Auburn University	3.000	12/01/2018	9.16	1,093
120	Huntingdon College	3.000	10/01/2008	10.60	102
266	Talladega College	3.000	12/01/2012	10.24	197
850	University of Alabama in Birmingham	3.000	11/01/2008	7.97	763
	ARKANSAS
78	University of Central Arkansas	3.000	04/01/2005	10.69	76
	CALIFORNIA
158	Azusa Pacific University	3.750	04/01/2015	10.88	114
370	California Polytechnic State University	3.000	11/01/2007	10.05	329
95	California State University	3.000	11/01/2006	8.75	88
825	California State University	3.000	11/01/2013	8.93	640
2,068	California State University	3.000	11/01/2019	8.99	1,401
385	Chapman College	3.000	10/01/2013	10.65	282
54	Chapman College	3.000	11/01/2005	10.63	51
85	Chapman College	3.000	11/01/2007	10.57	75
24	Gavilan College	3.000	04/01/2006	10.59	23
379	Lassen Junior College District	3.000	04/01/2020	10.27	241
220	Occidental College	3.000	10/01/2019	10.41	137
245	San Diego State University	3.000	11/01/2006	10.04	225
1,325	University Student Co-Operative Association	3.000	04/01/2019	10.70	861
250	West Valley College	3.000	04/01/2009	10.50	214
	COLORADO
155	Fort Lewis College	3.000	10/01/2006	10.09	142
340	Regis College (Denver)	3.000	11/01/2012	10.47	256
	DELAWARE
150	Wesley College	3.375	05/01/2013	10.88	116
340	University of Delaware	3.000	11/01/2006	9.08	316
519	University of Delaware	3.000	12/01/2018	8.81	354
	FLORIDA
185	Embry-Riddle Aeronautical University	3.000	09/01/2007	10.64	162
100	Florida Atlantic University	3.000	07/01/2006	10.18	91
98	Florida Institute of Technology	3.000	11/01/2009	10.53	81
135	Nova University	3.000	12/01/2007	10.04	114
28	Stetson University	3.000	01/01/2006	11.25	24
195	University of Central Florida	3.000	10/01/2007	10.08	173
1,590	University of Florida	3.000	07/01/2014	10.15	1,136
140	University of South Florida	3.750	07/01/2005	10.30	132
	GEORGIA

$111	Emmanuel College	3.000	11/01/2013	10.45	$81
165	LaGrange College	3.000	03/01/2009	11.06	138
333	Mercer University	3.000	05/01/2014	10.58	243
510	Morehouse College	3.000	07/01/2010	10.50	395
81	Morris Brown College	3.750	05/01/2007	11.12	74
1,205	Morris Brown College	2.750-3.750	05/01/2018	10.89	819
695	Paine College	3.000	10/01/2016	10.45	467
	ILLINOIS
585	Concordia College	3.000	05/01/2019	10.65	370
100	Knox College	3.000	04/01/2006	11.15	94
930	Sangamon State University	3.000	11/01/2018	10.12	624
	INDIANA
70	Anderson University	3.000	03/01/2006	11.19	66
23	Purdue University	3.000	07/01/2005	9.26	22
178	Taylor University	3.000	10/01/2012	10.50	134
556	Taylor University	3.000	10/01/2013	10.49	406
3,190	Vincennes University	3.000	06/01/2023	9.02	1,976
	IOWA
45	NIACC Dormitories, Inc.	3.000	10/01/2012	10.27	34
238	Simpson College	3.000	07/01/2016	10.58	158
37	Waldorf College	3.000	07/01/2005	10.77	35
100	Wartburg College	3.750	04/01/2011	11.00	81
	KANSAS
60	Fort Hays State University	3.000	10/01/2007	10.08	53
45	Hesston College	3.000	04/01/2006	11.14	42
	KENTUCKY
218	Georgetown College	3.000	12/01/2008	10.04	179
440	Georgetown College	3.000	12/01/2009	10.05	351
111	Spalding University	3.000	09/01/2007	10.66	99
263	Transylvania University	3.000	11/01/2010	10.51	210
	LOUISIANA
100	Dillard University	3.000	04/01/2008	11.09	90
38	Louisiana State University	3.000	07/01/2005	8.84	36
65	Louisiana State University	3.000	07/01/2006	8.87	61
	MARYLAND
203	Hood College	3.625	11/01/2014	10.54	150
1,592	Morgan State University	3.000	11/01/2014	10.56	1,144
	MASSACHUSETTS
$252	Hampshire College	3.000	07/01/2013	10.75	$180
926	Hampshire College	3.000	02/01/2014	10.70	655
32	Becker Junior College	3.000	04/01/2005	11.21	31
177	Brandeis University	3.000	11/01/2011	10.64	139
680	College of the Holy Cross	3.625	10/01/2013	10.60	515
220	College of the Holy Cross	3.000	10/01/2006	10.63	200
2,366	Northeastern University	3.000	05/01/2018	10.53	1,546
318	Springfield College	3.500	05/01/2013	10.67	248

7	Springfield College	3.000	05/15/2005	10.11	7
1,900	Tufts University	3.000	10/01/2021	10.39	1,130
580	Wheaton College	3.500	04/01/2013	10.70	441
15	Wheelock College	3.000	05/01/2011	10.23	12
	MICHIGAN
62	Albion College	3.000	10/01/2009	10.56	49
66	Concordia College	3.000	04/01/2009	11.05	58
120	Harper Grace Hospital	3.625	04/01/2005	11.26	117
375	University of Michigan	3.750	10/01/2005	9.51	358
	MINNESOTA
274	College of Saint Thomas	3.000	11/01/2009	10.53	226
29	College of Santa Fe	3.000	10/01/2005	10.66	27
463	College of Santa Fe	3.000	10/01/2018	10.43	299
358	MacAlester College	3.000	05/01/2020	10.46	225
	MISSISSIPPI
1,309	Hinds Junior College	3.000	04/01/2013	10.42	1,010
476	Millsaps College	3.000	11/01/2021	10.34	285
1,230	Mississippi State University	3.000	12/01/2020	9.64	759
	MISSOURI
360	Central Missouri State University	3.000	07/01/2007	10.18	316
201	Drury College	3.000	04/01/2015	10.63	143
282	Drury College	3.000	10/01/2010	10.75	228
391	Southeast Missouri State University	3.000	04/01/2007	10.58	362
	MONTANA
250	Carroll College	3.750	06/01/2014	10.46	181
127	Carroll College	3.000	06/01/2018	10.15	81
	NEBRASKA
16	Midland Lutheran College	3.000	04/01/2005	11.20	16
	NEW HAMPSHIRE
119	New England College	3.000	04/01/2016	10.77	81
	NEW JERSEY
$1,270	Fairleigh Dickinson University	3.000	11/01/2017	10.39	$834
435	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	306
1,235	Rider College	3.625	11/01/2013	10.42	931
342	Rider College	3.000	05/01/2017	10.70	229
520	Rutgers, The State University	3.750	05/01/2016	9.19	396
238	Seton Hill College	3.625	11/01/2014	10.53	174
	NEW YORK
755	College of Saint Rose	3.000	05/01/2022	10.43	450
470	Daemen College	3.000	04/01/2016	10.77	321
349	Dowling College	3.000	10/01/2010	10.75	282
853	D'Youville College	3.000	04/01/2018	10.90	549
1,312	Hofstra University	3.000	11/01/2012	10.61	999
127	Long Island University	3.750	05/01/2005	11.22	124
112	Long Island University	3.000	11/01/2009	10.69	94
393	Long Island University	3.000	11/01/2009	10.69	328

395	Long Island University	3.625	06/01/2014	10.49	286
659	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	519
85	SUNY, Mohawk Valley Community College	3.000	04/01/2005	10.26	83
261	Utica College	3.000	11/01/2009	10.53	215
	NORTH CAROLINA
125	Catawba College	3.000	12/01/2009	10.27	101
290	Elizabeth City State University	3.000	10/01/2017	10.02	194
182	High Point College	3.000	12/01/2010	10.26	142
44	Lenoir Rhyne College	3.000	12/01/2006	10.04	38
18	Saint Mary's College	3.000	03/01/2005	11.25	18
333	Saint Mary's College	3.000	06/01/2020	10.14	205
77	University of North Carolina	3.000	11/01/2005	8.81	74
215	University of North Carolina	3.000	01/01/2008	9.50	184
13	University of North Carolina	3.000	01/01/2007	9.50	11
	OHIO
46	Rio Grande College	3.000	03/30/2009	10.93	39
194	University of Steubenville	3.125	04/01/2010	10.98	159
570	Wittenberg University	3.000	05/01/2015	10.76	400
182	Wittenberg University	3.000	11/01/2017	10.39	120
22	Wooster Business College	3.000	03/30/2009	10.88	18
	OKLAHOMA
895	Cameron University	3.000	04/01/2007	10.16	818
400	Langston University	3.000	04/01/2007	10.56	364
40	Southern Nazarene University	3.750	04/01/2005	11.27	39
	OREGON
$603	George Fox College	3.000	07/01/2018	10.64	$384
63	Linfield College	3.000	10/01/2017	10.44	41
	PENNSYLVANIA
378	Albright College	3.000	11/01/2015	10.23	269
145	Carnegie-Mellon University	3.000	05/01/2009	10.73	123
770	Carnegie-Mellon University	3.000	11/01/2017	10.51	512
880	Drexel University	3.500	05/01/2014	10.53	663
435	Gannon University	3.000	11/01/2011	10.49	337
169	Gannon University	3.000	12/01/2022	10.13	98
175	Lycoming College	3.625	05/01/2014	10.64	131
245	Lycoming College	3.750	05/01/2015	10.62	180
146	Moravian College	3.375	11/01/2012	10.52	111
1,957	Philadelphia College of Art	3.000	01/01/2022	10.62	1,126
445	Saint Vincent College	3.500	05/01/2013	10.86	338
935	Villanova University	3.000	04/01/2019	10.70	590
292	York Hospital	3.000	05/01/2020	10.64	182
	RHODE ISLAND
35	Rhode Island College	3.000	10/01/2005	10.09	33
	SOUTH CAROLINA
210	Benedict College	3.000	11/01/2006	10.61	193

1,462	Benedict College	3.000	11/01/2020	10.36	894
40	Clemson University	3.000	07/01/2005	9.51	38
72	Coker College	3.000	12/01/2009	10.04	57
311	Morris College	3.000	11/01/2009	10.53	257
	SOUTH DAKOTA
145	Dakota Wesleyan University	3.000	10/01/2015	10.46	103
	TENNESSEE
243	Cumberland University	3.000	08/01/2017	10.52	156
157	Hiwassee College	3.000	09/15/2018	10.58	101
	TEXAS
280	Houston Tillotson College	3.500	04/01/2014	10.90	206
225	McLennan Community College	3.000	04/01/2006	10.49	213
204	Southern Methodist University	3.000	10/01/2007	10.61	179
1,700	Southwest Texas State University	3.000	10/01/2015	9.51	1,223
1,252	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	986
346	Texas A & I University	3.000	07/01/2009	9.57	290
350	Texas Southern University	3.500	04/01/2013	10.45	268
520	University of Saint Thomas	3.000	10/01/2019	10.41	324
	VERMONT
$106	Champlain College	3.000	12/01/2013	10.19	$76
1,293	Saint Michael's College	3.000	05/01/2013	10.60	971
210	Vermont State College	3.000	06/01/2008	9.02	182
181	Vermont State College	3.000	07/01/2014	9.30	134
	VIRGINIA
880	James Madison University	3.000	06/01/2009	10.49	718
368	Lynchburg College	3.750	05/01/2015	10.64	273
510	Lynchburg College	3.000	05/01/2018	10.68	334
273	Mary Baldwin College	3.375	05/01/2012	10.68	216
475	Marymount University	3.000	05/01/2016	10.52	329
2,309	Norfolk State University	3.000	12/01/2021	9.77	1,399
165	Randolph-Macon College	3.000	05/01/2010	10.72	136
348	Saint Paul's College	3.000	11/01/2014	10.56	250
1,572	Virginia Commonwealth University	3.000	06/01/2011	10.01	1,223
161	Virginia Wesleyan College	3.000	11/01/2009	10.54	135
111	Virginia Wesleyan College	3.000	11/01/2010	10.51	89
	WASHINGTON
229	Seattle University	3.000	11/01/2008	10.55	195
70	Western Washington University	3.750	10/01/2005	10.19	66
	WEST VIRGINIA
191	Bethany College	3.375	11/01/2012	10.54	149
215	Bethany College	3.000	11/01/2017	10.40	141
345	Bethany College	3.000	11/01/2012	10.40	264
30	Wheeling College	3.000	11/01/2007	10.59	26
	WISCONSIN
324	Carroll College	3.750	03/01/2015	10.93	234
405	Marian College	3.000	10/01/2016	10.45	272

144	Saint Norbert College	3.000	04/01/2007	11.10	131
	DISTRICT OF COLUMBIA
2,289	Georgetown University	3.000	11/01/2020	10.36	1,400
5,940	Georgetown University	4.000	11/01/2020	10.52	3,881
105	Georgetown University	3.000	05/01/2005	10.86	103
	PUERTO RICO
40	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	36
1,795	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	1,166
1,069	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	849

92,030	Total College and University Loans				65,645
	Allowance for Loan Losses				1,432

	Net Loans of the Trust				64,213

	INVESTMENT AGREEMENTS (5.5%)
$1,747	JPMorgan Chase Bank — Liquidity Fund	7.750	06/01/2018	7.750	$1,747
2,002	JPMorgan Chase Bank — Revenue Fund	7.050	06/01/2018	7.050	2,002

3,749	Total Investment Agreements				3,749

$95,779	Total Investments (100.0%)				$67,962

(A)
Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

  (a)
  Not applicable to the registrant.

  (b)
  Not applicable to the registrant.

Item 3. Exhibits.

        The following exhibits are attached to this Form N-Q:

  1)
  Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

  2)
  Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

  3)
  Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

  4)
  GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust Two
By (Signature and Title)* /s/ Diana J. Kenneally Assistant Vice President
Date April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ Diana J. Kenneally Assistant Vice President
Date April 29, 2005

*
Print the name and title of each signing officer under his or her signature.

2

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  Item 1. Schedule of Investments
SCHEDULE OF INVESTMENTS
  Item 2. Controls and Procedures
  Item 3. Exhibits.
SIGNATURES